Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2025
Financial Liabilities at FVTPL [Abstract]
FINANCIAL LIABILITIES AT FVTPL
27.	FINANCIAL LIABILITIES AT FVTPL

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Warrants issued by the Company	—	—	2,430
Warrants issued by TGE SPAC	—	—	2,665
	—	—	5,095
Shown as:
– current liabilities	—	—	2,430
– non-current liabilities	—	—	2,665
	—	—	5,095

The Group has recognized the warrants issued by the Company and TGE SPAC as financial liabilities at FVTPL in the consolidated statement of financial position. The changes in fair value during the reporting period have been recorded in the profit or loss under “other income and gains”.

Warrant issued by the Company

As of December 31, 2025, there were 16,220,000 warrants outstanding, consisting of 5,100,000 public warrants and 11,120,000 sponsor warrants. The warrants became exercisable 30 days after the completion of the business combination between the Company and Black Spade II. The warrants will expire five years after the completion of the business combination, or earlier upon redemption or liquidation.

Each whole warrant entitles the registered holder to purchase one Class A ordinary share of the Company at an exercise price of US$11.50 per share, subject to customary anti-dilution adjustments.

Once the warrants become exercisable, the Company may redeem the outstanding public warrants at a price of US$0.01 per warrant, provided that the closing price of the Class A ordinary shares of the Company equals or exceeds US$18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders. The sponsor warrants have terms and provisions that are identical to the public warrants, except that they are not redeemable by the Company so long as they are held by the sponsor of Black Spade II or its permitted transferees, and they may be exercised on a cashless basis.

As of December 31, 2025, the fair value of the warrant liabilities was US$2,430,000 (2024: nil). During the year ended December 31, 2025, the Company recognized a fair value gain on warrants issued by the Company of US$9,330,000 in the profit or loss. The fair value of the warrant issued by the Company is determined by reference to their quoted market price on the NYSE American (Level 1 fair value measurement).

Warrant issued by TGE SPAC

As disclosed in note 14, TGE SPAC consummated its initial public offering of 15,000,000 Units at US$10.00 per Unit, generating gross proceeds of US$150 million. Each Unit consists of one Class A ordinary share of TGE SPAC and one-half of one redeemable warrant (i.e. 7,500,000 public warrants). Also, TGE SPAC consummated the sale of 5,300,000 warrants (the “Sponsor Private Placement Warrants”) at a price of $0.50 per Sponsor Private Placement Warrant, to TGE SpiderNet Capital Group LLC, the wholly-owned subsidiary of the Company, and 1,764,706 warrants (the “Underwriter Private Placement Warrants”) at a price of $0.85 per Underwriter Private Placement Warrant to the underwriter of the initial public offering of TGE SPAC as part of the underwriting commission.

As the 5,300,000 Sponsor Private Placement Warrants are held by a wholly-owned subsidiary of the Company, they are treated as intercompany instruments and have been eliminated upon consolidation.

Consequently, as of December 31, 2025, there were 9,264,706 warrants outstanding in the consolidated statement of financial position, consisting of 7,500,000 public warrants and 1,764,706 Underwriter Private Placement Warrants. The warrants will become exercisable on the later of 30 days after the completion of the initial business combination or 12 months from the closing of the initial public offering. The warrants will expire five years after the completion of the business combination, or earlier upon redemption or liquidation. Each whole warrant entitles the registered holder to purchase one Class A ordinary share of TGE SPAC at an exercise price of US$11.50 per share, subject to customary anti-dilution adjustments.

Once the warrants become exercisable, TGE SPAC may redeem the outstanding public warrants at a price of US$0.01 per warrant, provided that the closing price of the Class A ordinary shares equals or exceeds US$18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before TGE SPAC sends the notice of redemption to the warrant holders.

The Underwriter Private Placement Warrants have terms and provisions that are identical to the public warrants, except that they are not redeemable by TGE SPAC and may be exercised on a cashless basis.

As of December 31, 2025, the fair value of the warrants issued by TGE SPAC was US$2,665,000 (2024: nil). During the year ended December 31, 2025, the fair value change on the warrants issued by TGE SPAC is insignificant. The fair value of the warrants is determined using the Black-Scholes model (Level 3 fair value measurement).